Note 5 - Personnel Expenses, Including Share-based Remuneration	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
Note 5.	Personnel Expenses, Including Share-based Remuneration

The table below specifies the amounts of personnel expenses including share-based remuneration.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Salaries, including bonuses	42,185	40,301	43,440
Social security tax, excluding amounts related to share-based remuneration	3,774	4,624	5,371
External temporary hires	2,474	7,090	8,617
Defined contribution pension expense	3,616	3,279	4,477
Other personnel-related expenses	4,345	2,103	2,080
Total personnel expenses, excluding share-based remuneration	56,395	57,397	63,984
Share-based remuneration, including related social security tax	5,928	4,706	10,466
Total personnel expenses, including share-based remuneration	62,323	62,103	74,450

Research and development expenditure predominantly consist of compensation for engineering and technical employees responsible for research and development of Opera’s existing and new products and services. The following table specifies the amounts of expensed and capitalized research and development expenditure.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Total research and development expenditure	34,143	38,736	44,055
Less: Capitalized development expenditure excluded from personnel expenses (Note 11)	4,056	7,110	4,862
Net expensed research and development expenditure	30,087	31,626	39,193

Compensation for Key Management Personnel

The table below specifies the amounts of compensation for key management personnel, which include the officers and directors of Opera.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Short-term employee benefits	2,121	2,032	2,046
Post-employment and medical benefits	59	51	60
Share-based payment transactions	536	1,179	1,209
Total compensation for key management personnel	2,716	3,262	3,315

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting period. Effective from January 1, 2021, the chairman and CEO ceased to receive remuneration from Opera. No loans have been granted and no guarantees have been issued to key management personnel. Key management personnel do not have any agreements for compensation upon termination or change of employment or directorship.

Share-based Remuneration

On April 7, 2017, Opera adopted a share incentive plan, which was amended and restated on January 10, 2019. The plan, adopted for the purpose of rewarding, attracting and retaining employees, makes 20,000,000 ordinary shares, equivalent to 10,000,000 ADSs, available for grants through Restricted Stock Units (RSUs) and options. For the purpose of these consolidated financial statements, all counts of RSUs and options, as well as per-unit values, are communicated as converted to ADS equivalent units. Grants awarded under the share incentive plan are classified as equity-settled share-based payments.

In 2021, RSU and option grants corresponding to 2,030,825 ADSs were made. The average vesting schedule for the majority of 2021 grants were 25% on each January 1 of the years 2022-2025. The following table specifies the movements in the number of RSUs and options, respectively, as expressed in equivalent ADSs.

	RSUs	Options	Total
Outstanding as of January 1, 2020	2,983,940	150,000	3,133,940
Granted during the year	401,818	-	401,818
Forfeited during the year	(346,200)	-	(346,200)
Exercised during the year	(1,122,818)	-	(1,122,818)
Expired during the year	-	-	-
Outstanding as of December 31, 2020	1,916,740	150,000	2,066,740
Granted during the year	1,990,825	40,000	2,030,825
Forfeited during the year	(154,700)	(90,000)	(244,700)
Exercised during the year	(1,086,340)	-	(1,086,340)
Expired during the year	-	-	-
Outstanding as of December 31, 2021	2,666,525	100,000	2,766,525

The weighted average remaining vesting period for the equity instruments outstanding as of December 31, 2021, was 1.30 years ( December 31, 2020: 0.73 years).

The fair value of RSU grants was measured using a Monte Carlo simulation, while the fair value of option grants was measured based on a Black-Scholes model. The table below specifies the inputs to the models used for estimating the fair values of the awarded equity units, as converted to their ADS equivalents. The table presents the weighted average values across grants within each category of equity award instruments.

	2020 grants: RSU valuation input	2021 grants: RSU valuation input	2021 grants: Option valuation input
Equity unit price valuation ($)	8.07	10.49	10.48
Model Used	Monte Carlo	Monte Carlo	Black-Scholes
Expected Volatility (%) (1), (2)	40.00%	66.55%	68.10%
Risk free interest rate (%) (1)	0.58%	0.22%	0.46%
Dividend Yield (%)	0%	0%	0%
Duration of initial simulation period (years to longstop date)	3.81	3.23	3.02
Duration of second simulation period with postponed exercise (years)	3.00	3.00	3.00
Fair value at the measurement date ($)	7.84	10.35	4.96

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(1)	Specified value is 4 years (modeled on yearly basis).
(2)	Based on a defined peer group of companies considered comparable to Opera.

The equity cost of each award is recognized on a straight-line basis over the vesting period. The total share-based payment expense, including social related social security cost, is specified in the table above showing the amounts of personnel expenses. Opera accrues for social security contributions based on the market price of the ADSs at the reporting date, with a straight-line recognition over the vesting period consistent with the equity cost.